UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/16 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2016 (Unaudited)

Shares		Value

Common Stocks — 70.6%
Consumer Discretionary — 9.0%
6,400	AutoZone, Inc. *	$5,098,816
33,000	Brinker International, Inc.	1,516,350
22,000	Domino’s Pizza, Inc.	2,900,920
89,000	LKQ Corp. *	2,841,770
23,400	O’Reilly Automotive, Inc. *	6,403,644
65,000	TJX Companies, Inc. (The)	5,092,750
13,000	Wolverine World Wide, Inc.	239,460
		24,093,710
Consumer Staples — 9.0%
14,700	British American Tobacco PLC ADR (1)	1,718,577
50,000	Church & Dwight Co., Inc.	4,609,000
12,000	Costco Wholesale Corp.	1,890,960
17,000	Edgewell Personal Care Co.	1,369,010
17,000	Energizer Holdings, Inc.	688,670
38,000	General Mills, Inc.	2,407,300
112,000	Hormel Foods Corp.	4,842,880
30,000	PepsiCo, Inc.	3,074,400
70,000	Reynolds American, Inc.	3,521,700
		24,122,497
Energy — 1.1%
42,000	EQT Corp.	2,824,920
Financials — 3.0%
7,600	Affiliated Managers Group, Inc. *	1,234,240
36,000	American Tower Corp. REIT	3,685,320
12,000	Arch Capital Group Ltd. *	853,200
46,000	Wells Fargo & Co.	2,224,560
		7,997,320
Health Care — 13.1%
18,200	Alexion Pharmaceuticals, Inc. *	2,533,804
6,408	Allergan PLC *	1,717,536
11,200	C.R. Bard, Inc.	2,269,904
44,200	Cerner Corp. *	2,340,832
50,000	DENTSPLY SIRONA, Inc.	3,081,500
42,000	Express Scripts Holding Co. *	2,884,980
31,800	Henry Schein, Inc. *	5,489,634
55,600	IDEXX Laboratories, Inc. *	4,354,592
8,000	Mednax, Inc. *	516,960
13,200	Mettler-Toledo International, Inc. *	4,550,832
50,000	Novo Nordisk A/S ADR	2,709,500
20,000	Thermo Fisher Scientific, Inc.	2,831,800
		35,281,874
Industrials — 18.6%
13,000	Acuity Brands, Inc.	2,835,820
81,575	AMETEK, Inc.	4,077,119
60,000	Canadian National Railway Co.	3,747,600

Shares		Value
34,000	CLARCOR, Inc.	$1,964,860
43,200	Danaher Corp.	4,097,952
6,400	Esterline Technologies Corp. *	410,048
22,000	General Dynamics Corp.	2,890,140
24,100	IDEX Corp.	1,997,408
13,600	IHS, Inc. Class A *	1,688,576
20,500	ITT Corp.	756,245
12,600	J.B. Hunt Transport Services, Inc.	1,061,424
14,000	Kansas City Southern	1,196,300
22,200	Kirby Corp. *	1,338,438
7,000	Northrop Grumman Corp.	1,385,300
24,000	Roper Technologies, Inc.	4,386,480
7,000	Snap-on, Inc.	1,098,930
34,000	Stericycle, Inc. *	4,290,460
8,000	Teledyne Technologies, Inc. *	705,120
34,000	Toro Co. (The)	2,928,080
26,000	Union Pacific Corp.	2,068,300
76,500	Waste Connections, Inc.	4,941,135
		49,865,735
Information Technology — 8.3%
23,000	Accenture PLC Class A	2,654,200
15,000	Alliance Data Systems Corp. *	3,300,000
61,200	Amphenol Corp. Class A	3,538,584
19,000	ANSYS, Inc. *	1,699,740
28,000	Apple, Inc.	3,051,720
15,000	Fiserv, Inc. *	1,538,700
24,000	MasterCard, Inc. Class A	2,268,000
53,600	Salesforce.com, Inc. *	3,957,288
4,900	WEX, Inc. *	408,464
		22,416,696
Materials — 6.6%
12,000	Airgas, Inc.	1,699,680
9,500	AptarGroup, Inc.	744,895
17,000	Crown Holdings, Inc. *	843,030
33,400	Ecolab, Inc.	3,724,768
44,000	FMC Corp.	1,776,280
5,100	NewMarket Corp.	2,020,926
24,000	Praxair, Inc.	2,746,800
18,000	Scotts Miracle-Gro Co. (The) Class A	1,309,860
26,000	Valspar Corp. (The)	2,782,520
		17,648,759
Telecommunication Services — 1.6%
44,000	SBA Communications Corp. Class A *	4,407,480
Utilities — 0.3%
31,600	South Jersey Industries, Inc.	899,020
	Total Common Stocks (Cost $63,637,327)	189,558,011

1

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount		Value

Asset-Backed Securities — 0.5%
$200,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	$199,951
150,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A4, 1.62%, 10/22/18	150,274
150,000	CarMax Auto Owner Trust, Series 2015- 1, Class A4, 1.83%, 7/15/20	151,712
113,004	Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A3, 1.27%, 5/15/19 (2)	112,897
250,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	261,403
100,000	Synchrony Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	101,192
140,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	142,372
300,000	World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	300,405
	Total Asset-Backed Securities (Cost $1,419,982)	1,420,206

Commercial Mortgage-Backed Securities — 1.0%
237,547	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	$239,107
294,809	Commercial Mortgage Trust, Series 2007- GG9, Class A4, 5.44%, 3/10/39	300,857
250,000	FHLMC Multifamily Structured Pass- Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	253,985
75,403	FREMF Mortgage Trust, Series 2013- KF02, Class B, 3.43%, 12/25/45 (2)(3)	74,542
400,000	GNMA, Series 2013-12, Class B, 2.19%, 11/16/52 (3)	394,246
100,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	105,480
170,134	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A1A, 5.75%, 2/12/51 (3)	177,026
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	261,391
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	205,437
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A2, 3.00%, 10/15/46	103,626

Principal Amount		Value
$200,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	$209,712
154,564	Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 2.53%, 4/25/45 (3)	151,979
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	214,590
	Total Commercial Mortgage- Backed Securities (Cost $2,778,121)	2,691,978

Corporate Bonds & Notes — 10.8%
Basic Materials — 0.2%
150,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22 (1)	150,900
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23 (1)	209,828
50,000	Mosaic Co. (The), Senior Unsecured Notes, 4.25%, 11/15/23	52,256
75,000	Mosaic Co. (The), Senior Unsecured Notes, 5.45%, 11/15/33	77,110
150,000	Steel Dynamics, Inc., Guaranteed Notes, 6.13%, 8/15/19 (1)	154,875
		644,969
Communications — 0.9%
125,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34 (1)	140,409
100,000	Baidu, Inc., Senior Unsecured Notes, 2.75%, 6/9/19	101,172
150,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24 (1)	154,525
200,000	Comcast Corp., Guaranteed Notes, 6.45%, 3/15/37 (1)	265,132
250,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Guaranteed Notes, 3.80%, 3/15/22	263,446
150,000	Expedia, Inc., Guaranteed Notes, 4.50%, 8/15/24 (1)	151,003
250,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	263,750
150,000	Scripps Networks Interactive, Inc., Senior Unsecured Notes, 2.80%, 6/15/20	150,270
200,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, 11/15/20 (1)	206,500
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	279,616
250,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	258,953
106,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, 9/15/16	106,816
		2,341,592

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount		Value
Consumer, Cyclical — 1.4%
$100,000	CalAtlantic Group, Inc., Guaranteed Notes, 6.63%, 5/1/20	$108,750
250,000	CVS Health Corp., Senior Unsecured Notes, 6.60%, 3/15/19	283,854
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	154,500
580,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.38%, 8/6/23 (1)	617,158
250,000	General Motors Financial Co., Inc., Guaranteed Notes, 2.40%, 4/10/18	249,944
100,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	100,304
100,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 6.50%, 3/1/21	105,250
100,000	Kia Motors Corp., Senior Unsecured Notes, 3.63%, 6/14/16 (2)	100,371
150,000	L Brands, Inc., Guaranteed Notes, 6.63%, 4/1/21	168,735
100,000	Magna International, Inc., Senior Unsecured Notes, 4.15%, 10/1/25	105,955
200,000	Newell Rubbermaid, Inc., Senior Unsecured Notes, 2.60%, 3/29/19	202,908
150,000	NIKE, Inc., Senior Unsecured Notes, 3.88%, 11/1/45	156,978
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	152,447
250,000	Nordstrom, Inc., Senior Unsecured Notes, 5.00%, 1/15/44 (1)	261,206
150,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22 (1)	158,250
125,000	Sally Holdings LLC/Sally Capital, Inc., Guaranteed Notes, 5.75%, 6/1/22	130,781
250,000	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes, 3.75%, 3/15/25 (1)	259,384
100,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	99,000
250,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Unsecured Notes, 5.38%, 3/15/22 (1)	252,110
		3,667,885

Principal Amount		Value
Consumer, Non-cyclical — 1.4%
$100,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	$106,337
104,000	Actavis Funding SCS, Guaranteed Notes, 2.35%, 3/12/18	105,228
100,000	Actavis Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	101,083
100,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	101,404
100,000	Amgen, Inc., Senior Unsecured Notes, 3.88%, 11/15/21	108,386
150,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 4.90%, 2/1/46	167,634
250,000	Celgene Corp., Senior Unsecured Notes, 2.30%, 8/15/18 (1)	253,751
150,000	Constellation Brands, Inc., Guaranteed Notes, 7.25%, 5/15/17	158,625
100,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.75%, 8/15/22	104,375
150,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	153,611
300,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	325,932
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	153,475
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	202,188
150,000	JM Smucker Co. (The), Guaranteed Notes, 4.38%, 3/15/45	157,067
100,000	Kellogg Co., Senior Unsecured Notes, 3.25%, 4/1/26	102,455
500,000	Kroger Co. (The), Senior Unsecured Notes, 3.40%, 4/15/22	529,243
100,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	104,500
200,000	Mylan, Inc., Guaranteed Notes, 1.35%, 11/29/16 (1)	198,621
100,000	NYU Hospitals Center, Unsecured Notes, 4.78%, 7/1/44	107,781
100,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	100,589
200,000	Service Corp. International, Senior Unsecured Notes, 7.00%, 6/15/17	213,500
50,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	55,720
200,000	Wm Wrigley Jr Co., Senior Unsecured Notes, 2.00%, 10/20/17 (2)	200,825
		3,812,330

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount		Value
Energy — 0.5%
$100,000	DCP Midstream Operating L.P., Guaranteed Notes, 2.50%, 12/1/17 (1)	$95,251
150,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 9.00%, 4/15/19	160,044
250,000	Enterprise Products Operating LLC, Guaranteed Notes, 5.70%, 2/15/42 (1)	252,949
150,000	Kinder Morgan Energy Partners L.P.,
	Guaranteed Notes, 2.65%, 2/1/19 (1)	148,149
50,000	Occidental Petroleum Corp., Senior
	Unsecured Notes, 3.40%, 4/15/26	50,477
150,000	Occidental Petroleum Corp., Senior
	Unsecured Notes, 4.63%, 6/15/45	156,212
245,000	Phillips 66, Guaranteed Notes, 2.95%,
	5/1/17 (1)	249,516
150,000	Spectra Energy Partners L.P., Senior
	Unsecured Notes, 4.75%, 3/15/24 (1)	161,590
100,000	Valero Energy Corp., Senior Unsecured
	Notes, 6.63%, 6/15/37 (1)	108,466
		1,382,654
Financial — 5.2%
100,000	Aflac, Inc., Senior Unsecured Notes,
	3.25%, 3/17/25	100,821
200,000	Aircastle Ltd., Senior Unsecured Notes,
	4.63%, 12/15/18 (1)	206,500
200,000	Ally Financial, Inc., Guaranteed Notes,
	4.75%, 9/10/18	203,000
250,000	American Express Co., Senior Unsecured
	Notes, 1.21%, 5/22/18 (3)	248,347
250,000	Australia & New Zealand Banking Group
	Ltd., Subordinated Notes, 4.50%,
	3/19/24 (1)(2)	253,200
250,000	AvalonBay Communities, Inc. GMTN,
	Senior Unsecured Notes, 3.45%, 6/1/25	256,193
100,000	Banco Bilbao Vizcaya Argentaria S.A.,
	Senior Unsecured Notes, 3.00%,
	10/20/20	101,027
150,000	Bancolombia S.A., Senior Unsecured
	Notes, 5.95%, 6/3/21 (1)	162,188
200,000	Bank of America Corp. MTN, Senior
	Unsecured Notes, 4.00%, 4/1/24	209,792
300,000	Bank of America Corp. MTN, Series L,
	Senior Unsecured Notes, 5.65%, 5/1/18	322,041
300,000	Bank of China Hong Kong Ltd., Senior
	Unsecured Notes, 3.75%, 11/8/16 (2)	304,468
250,000	Barclays PLC, Senior Unsecured Notes,
	4.38%, 1/12/26	245,330
250,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21 (1)	273,628
200,000	BlackRock, Inc., Series 2, Senior
	Unsecured Notes, 5.00%, 12/10/19	223,760
350,000	BPCE S.A., Guaranteed Notes, 2.50%,
	12/10/18	356,223
200,000	Capital One Financial Corp., Senior
	Unsecured Notes, 3.75%, 4/24/24	205,793
125,000	CIT Group, Inc., Senior Unsecured Notes,
	5.00%, 8/15/22	126,484

Principal Amount		Value
$150,000	Citigroup, Inc., Subordinated Notes,
	5.30%, 5/6/44	$156,945
200,000	CNA Financial Corp., Senior Unsecured
	Notes, 3.95%, 5/15/24	198,799
250,000	Cooperatieve Rabobank UA, Guaranteed
	Notes, 3.95%, 11/9/22	256,092
100,000	Crown Castle International Corp., Senior
	Unsecured Notes, 4.45%, 2/15/26	103,975
150,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.40%, 2/13/17	149,424
100,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.88%, 2/13/18	99,364
100,000	Digital Realty Trust L.P., Guaranteed
	Notes, 5.25%, 3/15/21	109,968
250,000	Discover Financial Services, Senior
	Unsecured Notes, 3.95%, 11/6/24	247,571
250,000	EPR Properties, Guaranteed Notes,
	5.25%, 7/15/23	255,382
150,000	Fifth Third Bancorp, Senior Unsecured
	Notes, 2.88%, 7/27/20	152,091
517,000	GE Capital International Funding Co.,
	Guaranteed Notes, 0.96%, 4/15/16 (2)	517,028
300,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 10/1/16	306,872
100,000	Goldman Sachs Group, Inc. (The),
	Subordinated Notes, 6.75%, 10/1/37	119,444
150,000	Hospitality Properties Trust, Senior
	Unsecured Notes, 4.65%, 3/15/24 (1)	147,203
250,000	Host Hotels & Resorts L.P., Senior
	Unsecured Notes, 5.25%, 3/15/22	270,123
200,000	HSBC Holdings PLC, Senior Unsecured
	Notes, 4.88%, 1/14/22	218,796
250,000	International Lease Finance Corp., Senior
	Secured Notes, 7.13%, 9/1/18 (2)	272,500
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 3.20%, 1/25/23	512,905
250,000	Korea Development Bank (The), Senior
	Unsecured Notes, 4.00%, 9/9/16	253,387
150,000	Lloyds Bank PLC, Guaranteed Notes,
	3.50%, 5/14/25 (1)	155,153
100,000	Macquarie Bank Ltd., Senior Unsecured
	Notes, 5.00%, 2/22/17 (2)	103,162
500,000	Morgan Stanley GMTN, Senior
	Unsecured Notes, 5.50%, 7/28/21	570,622
250,000	Nomura Holdings, Inc. GMTN, Senior
	Unsecured Notes, 2.75%, 3/19/19	253,650
250,000	PNC Bank NA, Senior Unsecured Notes,
	1.30%, 10/3/16	250,492
1,000,000	Private Export Funding Corp., Series HH,
	1.45%, 8/15/19	1,012,136
250,000	ProLogis L.P., Guaranteed Notes, 2.75%,
	2/15/19 (1)	255,615
250,000	Regions Financial Corp., Senior
	Unsecured Notes, 2.00%, 5/15/18	248,412
250,000	Royal Bank of Scotland Group PLC,
	Senior Unsecured Notes, 1.88%,
	3/31/17	249,505
150,000	Santander Holdings USA, Inc., Senior
	Unsecured Notes, 2.65%, 4/17/20 (1)	148,334

4

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount		Value
$300,000	Stifel Financial Corp., Senior Unsecured
	Notes, 4.25%, 7/18/24	$296,945
150,000	Synchrony Financial, Senior Unsecured
	Notes, 3.00%, 8/15/19	152,378
100,000	Synchrony Financial, Senior Unsecured
	Notes, 3.75%, 8/15/21	102,653
150,000	UBS AG GMTN, Senior Unsecured
	Notes, 2.35%, 3/26/20	151,653
250,000	US Bancorp MTN, Subordinated Notes,
	3.60%, 9/11/24	263,449
1,000,000	Wachovia Corp., Senior Unsecured Notes,
	0.90%, 6/15/17 (3)	996,171
100,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 7.38%, 10/1/19	114,767
150,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 6.95%, 10/1/27	175,335
250,000	XLIT Ltd., Guaranteed Notes, 5.75%,
	10/1/21 (1)	284,406
		13,931,502
Industrial — 0.5%
175,000	Ball Corp., Guaranteed Notes, 5.25%,
	7/1/25	183,750
150,000	Burlington Northern Santa Fe LLC,
	Senior Unsecured Notes, 4.15%, 4/1/45	153,912
300,000	Masco Corp., Senior Unsecured Notes,
	6.13%, 10/3/16 (1)	307,275
150,000	Packaging Corp. of America, Senior
	Unsecured Notes, 3.65%, 9/15/24 (1)	148,776
100,000	Textron, Inc., Senior Unsecured Notes,
	3.88%, 3/1/25 (1)	100,792
500,000	Union Pacific Corp., Senior Unsecured
	Notes, 2.95%, 1/15/23 (1)	514,002
		1,408,507
Technology — 0.3%
50,000	Altera Corp., Guaranteed Notes, 1.75%,
	5/15/17	50,441
100,000	Analog Devices, Inc., Senior Unsecured
	Notes, 3.90%, 12/15/25	108,006
125,000	Cadence Design Systems, Inc., Senior
	Unsecured Notes, 4.38%, 10/15/24 (1)	126,655
150,000	Intel Corp., Senior Unsecured Notes,
	4.25%, 12/15/42 (1)	154,823
150,000	Microsoft Corp., Senior Unsecured Notes,
	4.45%, 11/3/45	166,375
100,000	QUALCOMM, Inc., Senior Unsecured
	Notes, 3.45%, 5/20/25 (1)	103,498
		709,798

Principal Amount		Value
Utilities — 0.4%
$500,000	Commonwealth Edison Co., 4.00%,
	8/1/20	$541,438
100,000	Consolidated Edison Co. of New York,
	Inc., Senior Unsecured Notes, 4.50%,
	12/1/45	109,057
100,000	Consumers Energy Co., 3.13%, 8/31/24	103,566
100,000	National Fuel Gas Co., Senior Unsecured
	Notes, 5.20%, 7/15/25 (1)	91,782
100,000	Pacific Gas & Electric Co., Senior
	Unsecured Notes, 2.95%, 3/1/26	101,017
250,000	Southern Co. (The), Senior Unsecured
	Notes, 2.75%, 6/15/20	253,471
		1,200,331
	Total Corporate Bonds & Notes
	(Cost $28,669,339)	29,099,568

Foreign Government Obligations — 0.2%
250,000	Mexico Government International Bond,
	Senior Unsecured Notes, 5.13%,
	1/15/20	274,375
250,000	Poland Government International Bond,
	Senior Unsecured Notes, 4.00%,
	1/22/24 (1)	266,925
	Total Foreign Government
	Obligations
	(Cost $515,223)	541,300

Long-Term Municipal Securities — 0.7%
100,000	California Educational Facilities
	Authority, Revenue Bonds, Loyola
	Marymount University, Series A,
	2.96%, 10/1/21	104,030
100,000	City & County Honolulu Hawaii
	Wastewater System Revenue, Revenue
	Bonds, Senior Series C, 6.34%, 7/1/39	113,617
250,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.30%, 8/1/19	258,442
400,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.60%, 8/1/20	418,804
130,000	City of Norfolk, Taxable Build America
	Bonds, General Obligation Unlimited,
	Series B, 5.91%, 3/1/29	162,973
250,000	Dallas Independent School District
	Qualified School Construction Notes,
	General Obligation Limited, 5.05%,
	8/15/33	284,920
100,000	District of Columbia Income Tax Secured
	Revenue Bonds, Build America Bonds,
	4.71%, 12/1/22	113,911

5

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount		Value
$100,000	Los Angeles Unified School District,
	General Obligation Unlimited,
	Qualified School Construction Bonds,
	Series J-1, 5.98%, 5/1/27	$124,961
150,000	New York City Transitional Finance
	Authority Future Tax Secured Revenue,
	Subordinate Bonds, Revenue Bonds,
	3.00%, 2/1/26	151,275
75,000	University of Alabama, Build America
	Bonds, General Obligation Unlimited,
	Revenue Bonds, Series B, 5.20%,
	10/1/30	84,917
	Total Long-Term Municipal
	Securities
	(Cost $1,720,827)	1,817,850

Short-Term Municipal Security — 0%
Illinois — 0%
70,000	County of Clark, Build America Bonds,
	General Obligation Limited, Series B1,
	5.21%, 6/1/16	70,556
	Total Short-Term Municipal
	Security
	(Cost $70,486)	70,556

U.S. Government Agency Obligations — 6.5%
300,000	FHLMC, 1.25%, 5/12/17	301,844
137,487	FHLMC, Series 4151, Class PA, 2.00%,
	1/15/33	138,849
198,196	FHLMC Gold PC Pool #G05447, 4.50%,
	5/1/39	215,530
48,774	FHLMC Gold PC Pool #G08488, 3.50%,
	4/1/42	51,113
278,579	FHLMC Gold PC Pool #J13885, 3.50%,
	12/1/25	294,684
382,863	FHLMC Gold PC Pool #J17969, 3.00%,
	2/1/27	401,759
348,295	FHLMC Gold PC Pool #Q23725, 4.00%,
	12/1/43	371,961
72,012	FHLMC Gold Pool #C04038, 3.50%,
	6/1/42	75,466
28,137	FHLMC Gold Pool #G08479, 3.50%,
	3/1/42	29,491
7,432	FHLMC Gold Pool #G18155, 5.00%,
	10/1/21	7,921
28,772	FHLMC Gold Pool #G18160, 5.00%,
	11/1/21	30,733
93,342	FHLMC Gold Pool #G18420, 3.00%,
	1/1/27	97,949
30,602	FHLMC Gold Pool #J00975, 5.00%,
	1/1/21	32,195
7,425	FHLMC Gold Pool #J03589, 5.00%,
	10/1/21	7,666

Principal Amount		Value
$164,158	FHLMC Pool #A96409, 3.50%, 1/1/41	$172,111
134,995	FNMA Pool #254733, 5.00%, 4/1/23	149,207
287,769	FNMA Pool #255667, 5.00%, 3/1/25	318,066
3,623	FNMA Pool #745275, 5.00%, 2/1/36	4,015
13,378	FNMA Pool #890112, 4.00%, 4/1/24	14,235
224,630	FNMA Pool #890236, 4.50%, 8/1/40	245,167
8,120	FNMA Pool #910242, 5.00%, 3/1/37	8,975
8,226	FNMA Pool #975116, 5.00%, 5/1/38	9,092
385,637	FNMA Pool #995245, 5.00%, 1/1/39	426,238
308,323	FNMA Pool #AA7720, 4.00%, 8/1/39	329,404
155,188	FNMA Pool #AB1259, 5.00%, 7/1/40	171,961
109,586	FNMA Pool #AB2814, 4.50%, 4/1/41	119,586
70,658	FNMA Pool #AB3218, 3.50%, 7/1/31	74,544
345,530	FNMA Pool #AB4449, 4.00%, 2/1/42	370,285
473,306	FNMA Pool #AB5472, 3.50%, 6/1/42	497,353
293,769	FNMA Pool #AB6286, 2.50%, 9/1/27	302,953
454,620	FNMA Pool #AB8144, 5.00%, 4/1/37	504,015
173,557	FNMA Pool #AD2351, 4.00%, 3/1/25	185,332
574,327	FNMA Pool #AD6374, 5.00%, 5/1/40	636,624
26,696	FNMA Pool #AD7992, 4.50%, 7/1/40	29,089
4,663	FNMA Pool #AD8255, 4.50%, 9/1/40	5,090
6,336	FNMA Pool #AE0385, 4.00%, 9/1/40	6,789
5,697	FNMA Pool #AE1428, 4.50%, 8/1/40	6,219
6,072	FNMA Pool #AE5024, 4.00%, 12/1/40	6,507
69,264	FNMA Pool #AE5984, 4.50%, 10/1/40	75,590
132,757	FNMA Pool #AH3226, 5.00%, 2/1/41	146,747
432,808	FNMA Pool #AH4865, 4.50%, 2/1/41	472,147
301,698	FNMA Pool #AH5434, 4.50%, 4/1/41	329,012
108,064	FNMA Pool #AH6087, 4.50%, 3/1/41	117,884
96,440	FNMA Pool #AH6186, 4.00%, 2/1/41	103,305
7,727	FNMA Pool #AH6851, 4.50%, 4/1/41	8,402
236,914	FNMA Pool #AH8932, 4.50%, 4/1/41	258,583
130,125	FNMA Pool #AI1019, 4.50%, 5/1/41	141,874
133,090	FNMA Pool #AI1105, 4.50%, 4/1/41	145,255
116,489	FNMA POOL #AI3009, 4.00%, 6/1/26	124,456
410,979	FNMA Pool #AI3052, 3.50%, 7/1/26	434,894
30,559	FNMA Pool #AI5737, 4.50%, 6/1/41	33,349
249,582	FNMA Pool #AJ6932, 3.00%, 11/1/26	261,270
346,344	FNMA Pool #AO2961, 4.00%, 5/1/42	371,157
95,681	FNMA Pool #AO4137, 3.50%, 6/1/42	100,545
56,531	FNMA Pool #AO4299, 3.50%, 8/1/42	59,408
23,065	FNMA Pool #AO6770, 3.50%, 6/1/42	24,238
784,751	FNMA Pool #AP1340, 3.50%, 7/1/42	824,587
326,775	FNMA Pool #AQ0287, 3.00%, 10/1/42	335,953
99,990	FNMA Pool #AS3654, 4.50%, 10/1/44	108,727
99,991	FNMA Pool #AS6205, 3.50%, 11/1/45	104,887
399,316	FNMA Pool #AT0969, 3.00%, 4/1/43	410,469
894,951	FNMA Pool #AT8849, 4.00%, 6/1/43	959,018
180,979	FNMA Pool #AU6043, 3.00%, 9/1/43	185,880
301,309	FNMA Pool #AU7025, 3.00%, 11/1/43	309,701
281,351	FNMA Pool #AU8070, 3.50%, 9/1/43	295,428
257,035	FNMA Pool #AU8846, 3.00%, 11/1/43	264,194
110,721	FNMA Pool #AV0225, 4.50%, 10/1/43	120,903
219,054	FNMA Pool #AW5055, 3.50%, 7/1/44	230,578
139,196	FNMA Pool #AX1138, 3.50%, 9/1/44	146,012
113,643	FNMA Pool #AY2728, 2.50%, 2/1/30	116,771

6

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount		Value
$99,991	FNMA Pool #AY9397, 4.00%, 10/1/45	$106,943
154,204	FNMA Pool #MA0799, 4.00%, 7/1/26	164,812
100,000	FNMA Pool TBA, 4.50%, 4/1/46	108,813
231,751	GNMA, 3.00%, 4/16/39	240,006
461,613	GNMA II Pool #MA1090, 3.50%, 6/20/43	489,043
219,121	GNMA II Pool #MA1520, 3.00%,
	12/20/43	227,441
-	GNMA II Pool #MA1922, 5.00%, 5/20/44	-
116,999	GNMA II Pool #MA2445, 3.50%,
	12/20/44	123,808
1,217,417	GNMA Pool #4016, 5.50%, 8/20/37	1,359,084
169,292	GNMA Pool #650494, 5.50%, 1/15/36	191,753
171,038	GNMA Pool #MA1375, 3.50%, 10/20/43	181,095
	Total U.S. Government Agency
	Obligations
	(Cost $16,908,081)	17,464,040

U.S. Treasury Obligations — 4.5%
1,400,000	U.S. Treasury Bonds, 6.13%, 11/15/27	2,017,641
100,000	U.S. Treasury Bonds, 5.25%, 11/15/28	136,773
850,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,168,152
800,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,076,406
150,000	U.S. Treasury Bonds, 2.88%, 5/15/43	158,057
170,000	U.S. Treasury Bonds, 3.38%, 5/15/44	197,074
150,000	U.S. Treasury Bonds, 3.13%, 8/15/44	165,937
100,000	U.S. Treasury Notes, 0.88%, 10/15/17	100,242
200,000	U.S. Treasury Notes, 1.88%, 10/31/17	203,594
250,000	U.S. Treasury Notes, 2.63%, 4/30/18	259,717
800,000	U.S. Treasury Notes, 1.38%, 9/30/18	811,313
1,400,000	U.S. Treasury Notes, 1.75%, 10/31/18	1,433,632
100,000	U.S. Treasury Notes, 1.00%, 8/31/19	100,141
600,000	U.S. Treasury Notes, 1.50%, 10/31/19	610,336
600,000	U.S. Treasury Notes, 1.38%, 3/31/20	606,515
100,000	U.S. Treasury Notes, 1.13%, 4/30/20	100,141
350,000	U.S. Treasury Notes, 2.63%, 8/15/20	371,930
150,000	U.S. Treasury Notes, 2.13%, 8/31/20	156,152
300,000	U.S. Treasury Notes, 2.00%, 11/30/20	310,769
250,000	U.S. Treasury Notes, 2.00%, 2/15/22	258,545
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	152,772
350,000	U.S. Treasury Notes, 1.63%, 8/15/22	352,693
100,000	U.S. Treasury Notes, 1.75%, 9/30/22	101,535
300,000	U.S. Treasury Notes, 2.50%, 8/15/23	319,699
100,000	U.S. Treasury Notes, 2.50%, 5/15/24	106,344
350,000	U.S. Treasury Notes, 2.38%, 8/15/24	368,594
100,000	U.S. Treasury Notes, 2.25%, 11/15/24	104,258
100,000	U.S. Treasury Notes, 2.00%, 2/15/25	102,137
200,000	U.S. Treasury Notes, 2.13%, 5/15/25	206,180

Principal Amount		Value
$100,000	U.S. Treasury Notes, 2.00%, 8/15/25	$101,922
	Total U.S. Treasury Obligations
	(Cost $10,819,824)	12,159,201

Shares		Value

Short-Term Investments — 7.9%
Money Market Funds — 7.9%
13,518,333	State Street Institutional Liquid
	Reserves Fund	13,518,333
7,561,473	State Street Navigator Securities
	Lending Prime Portfolio (4)	7,561,473
	Total Short-Term Investments
	(Cost $21,079,806)	21,079,806
	Total Investments — 102.7%
	(Cost $147,619,016)	$275,902,516
Excess Of Liabilities Over Cash And Other Assets — (2.7)%		(7,329,190)
Net Assets (5) —100.0%		$268,573,326
Net Asset Value Per Outstanding Share
($268,573,326 ÷ 12,585,306 shares outstanding)		$21.34

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of March 31, 2016, the market value of the securities on loan was $7,417,236.

(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.

(4)	Securities with an aggregate market value of $7,417,236 were out on loan in exchange for $7,561,473 of cash collateral as of March 31, 2016. The collateral was invested in a cash collateral reinvestment vehicle.

(5)	For federal income tax purposes, the aggregate cost was $147,619,016, aggregate gross unrealized appreciation was $129,033,088, aggregate gross unrealized depreciation was $749,588 and the net unrealized appreciation was $128,283,500.

ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2016:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$189,558,011	$-	$-	$189,558,011
Asset-Backed Securities	-	1,420,206	-	1,420,206
Commercial Mortgage-Backed Securities	-	2,691,978	-	2,691,978
Corporate Bonds & Notes*	-	29,099,568	-	29,099,568
Foreign Government Obligations	-	541,300	-	541,300
Long-Term Municipal Securities	-	1,817,850	-	1,817,850
Short-Term Municipal Security	-	70,556	-	70,556
U.S. Government Agency Obligations	-	17,464,040	-	17,464,040
U.S. Treasury Obligations	-	12,159,201	-	12,159,201
Short-Term Investments	21,079,806	-	-	21,079,806
Total Investments in Securities	$210,637,817	$65,264,699	$-	$275,902,516

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2016, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2016, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds’ investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)      Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 31, 2016